GENERAL INFORMATION - Basis of Consolidation, Narrative (Details) $ in Millions	May 26, 2026 USD ($) solarPowerPlant MW	Feb. 26, 2026 USD ($)	Feb. 10, 2026 USD ($)	Feb. 09, 2026 USD ($)
Tabletki Group
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%
Purchase consideration			$ 161
Tabletki Group | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%
Purchase consideration			$ 161
LLC ISP Shtorm
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%		100.00%
Purchase consideration		$ 10		$ 10
LLC ISP Shtorm | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%
Purchase consideration		$ 10
Six solar power plants | JSC Kyivstar
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 71
Number of solar power plants acquired | solarPowerPlant	6
Combined installed generation capacity (MW) | MW	105